Cost and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
At start of year	$ 138,317	$ 76,183
Additions	61,328	172,168
Disposals	(102,565)	(109,795)
Unrealized capital gain/(loss) - investments	20	(239)
At end of year	$ 97,100	$ 138,317